Income Taxes - Schedule of Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2019	Sep. 29, 2018	Sep. 28, 2019	Sep. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Current:
Federal					$ (200)	$ 237	$ 98
State					353	189	47
Total current					153	426	145
Deferred:
Federal					4,523	2,928	5,446
State					1,308	1,817	1,133
Total deferred			$ 789	$ 7,496	5,831	4,745	6,579
Income tax expense	$ 3,689	$ 2,892	$ 886	$ 7,724	$ 5,984	$ 5,171	$ 6,724